Financial Risks Management - Summary of Cash, Cash Equivalents and Financial Assets (Details) € in Thousands, SFr in Thousands, $ in Thousands	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CHF (SFr)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	€ 111,826			€ 136,001			€ 209,115	€ 258,756
Current and non current financial assets	4,986			9,464
Total	116,812			145,464
Denominated in EUR
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	87,547			101,536
Current and non current financial assets	4,958			9,456
Total	92,504			110,993
Denominated in USD
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	23,793	$ 25,853		32,057	$ 34,192
Current and non current financial assets	15			7
Total	23,808			32,064
Denominated In C H F
Disclosure Of Cash Cash Equivalents And Financial Assets [Line Items]
Cash and cash equivalents	463		SFr 453	2,358		SFr 2,321
Current and non current financial assets	13			0
Total	€ 476			€ 2,358